CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥) ¥ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) ¥ / shares shares	Aug. 31, 2018 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	¥ 3,366,503	$ 491,647	¥ 2,563,005	¥ 1,718,871
Cost of revenue	(2,144,786)	(313,226)	(1,586,014)	(1,090,595)
Gross profit	1,221,717	178,421	976,991	628,276
Selling, general and administrative expenses	(871,154)	(127,224)	(691,900)	(368,141)
Other operating income	38,661	5,646	15,435	12,027
Impairment loss on operating lease right-of-use assets	(12,772)	(1,866)	0	0
Impairment loss on goodwill	(68,723)	(10,036)	0	0
Operating income	307,729	44,941	300,526	272,162
Interest income/ (expense), net	(159,352)	(23,272)	24,254	27,297
Investment income	106,675	15,579	17,414	21,669
Other expenses	(11,291)	(1,649)	(8,617)	(4,803)
Income before income taxes and share of equity in income of unconsolidated affiliates	243,761	35,599	333,577	316,325
Income tax expense	(78,992)	(11,536)	(80,580)	(67,382)
Share of equity in loss of unconsolidated affiliates	(595)	(87)	(239)	(40)
Net income	164,174	23,976	252,758	248,903
Net income attributable to non-controlling interests	3,169	463	11,659	1,934
Net income attributable to ordinary shareholders	¥ 161,005	$ 23,513	¥ 241,099	¥ 246,969
Net earnings per share attributable to ordinary Shareholders
Basic | (per share)	¥ 1.34	$ 0.20	¥ 1.97	¥ 2.02
Diluted | (per share)	¥ 1.34	$ 0.20	¥ 1.97	¥ 2.02
Weighted average shares used in calculating net earnings per ordinary share:
Basic	120,158,001	120,158,001	122,322,894	122,088,201
Diluted	120,158,001	120,158,001	122,430,457	122,186,796